EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2014	2013	2012
Net loss from continuing operations	$(16,853)	$(15,550)	$(4,202)
Net earnings from discontinued operations	—	70,588	31,401
Net earnings (loss)	$(16,853)	$55,038	$27,199

Weighted average shares used in computation of:
Basic	31,512	30,771	30,788
Assumed conversion	—	—	—
Diluted	31,512	30,771	30,788
Basic and dilutive earnings (loss) per share (in dollars):
Continuing operations	$(0.53)	$(0.50)	$(0.14)
Discontinued operations	—	2.29	1.02
	$(0.53)	$1.79	$0.88